1
The Gabelli Utilities Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .0%
ENERGY AND UTILITIES — 82 .4%
Alternative Energy — 1 .1%
380,000 Algonquin Power & Utilities Corp. ............. $ 5,893,853
44,359 Brookfield Renewable Corp. , Cl. A ............. 1,942,924
15,000 Clearway Energy Inc. , Cl. C ....................... 547,650
37,500 Eos Energy Enterprises Inc. † .................... 156,750
10,000 Fluence Energy Inc. † ................................ 131,100
6,500 Landis+Gyr Group AG ............................... 412,910
93,063 NextEra Energy Partners LP ...................... 7,757,732
67,500 Ormat Technologies Inc. ........................... 5,523,525
13,000 Siemens Gamesa Renewable Energy SA † .. 229,740
22,596,184
Diversified Industrial — 0 .6%
70,207 AZZ Inc. ................................................... 3,386,786
66,080 ITT Inc. .................................................... 4,969,877
319,033 Mueller Water Products Inc. , Cl. A ............. 4,121,906
28,000 Park-Ohio Holdings Corp. ......................... 393,960
12,872,529
Electric Integrated — 51 .1%
287,500 ALLETE Inc. ............................................. 19,256,750
175,500 Alliant Energy Corp. .................................. 10,965,240
529,000 Ameren Corp. ........................................... 49,599,040
665,500 American Electric Power Co. Inc. .............. 66,396,935
207,000 Avangrid Inc. ............................................ 9,675,180
236,000 Avista Corp. ............................................. 10,655,400
428,500 Black Hills Corp. ....................................... 33,003,070
66,175 CMS Energy Corp. .................................... 4,628,280
443,500 Dominion Energy Inc. ............................... 37,684,195
17,200 DTE Energy Co. ........................................ 2,274,012
285,500 Duke Energy Corp. ................................... 31,878,930
399,000 Edison International .................................. 27,969,900
9,900 Entergy Corp. ........................................... 1,155,825
1,135,100 Evergy Inc. ............................................... 77,572,734
781,200 Eversource Energy .................................... 68,894,028
331,000 Exelon Corp. ............................................ 15,765,530
355,500 FirstEnergy Corp. ..................................... 16,303,230
176,000 Fortis Inc. ................................................ 8,704,619
912,000 Hawaiian Electric Industries Inc. ............... 38,586,720
40,500 IDACORP Inc. ........................................... 4,672,080
301,000 MGE Energy Inc. ...................................... 24,016,790
2,280,000 NextEra Energy Inc. .................................. 193,138,800
260,000 NiSource Inc. ........................................... 8,268,000
428,000 NorthWestern Corp. .................................. 25,889,720
785,000 OGE Energy Corp. ..................................... 32,012,300
648,000 Otter Tail Corp. ......................................... 40,500,000
256,000 PG&E Corp. † ............................................ 3,056,640
320,000 Pinnacle West Capital Corp. ...................... 24,992,000
1,091,000 PNM Resources Inc. ................................. 52,007,970
118,500 Portland General Electric Co. ..................... 6,535,275
509,000 PPL Corp. ................................................ 14,537,040
Shares
Market
Value
187,000 Public Service Enterprise Group Inc. ......... $ 13,090,000
431,000 The Southern Co. ..................................... 31,251,810
50,000 Unitil Corp. ............................................... 2,494,000
577,000 WEC Energy Group Inc. ............................ 57,590,370
422,500 Xcel Energy Inc. ....................................... 30,491,825
1,095,514,238
Electric Transmission and Distribution — 0 .9%
63,000 Consolidated Edison Inc. .......................... 5,964,840
105,654 Constellation Energy Corp. ........................ 5,943,037
360,000 Red Electrica Corp. SA .............................. 7,411,433
3,500 The Timken Co. ........................................ 212,450
3,400 Uniper SE ................................................. 88,013
19,619,773
Environmental Services — 0 .1%
2,000 Pentair plc ................................................ 108,420
1,000 Tetra Tech Inc. .......................................... 164,940
80,236 Veolia Environnement SA .......................... 2,582,060
2,000 Waste Connections Inc. ............................ 279,400
3,134,820
Global Utilities — 1 .9%
10,000 AES Brasil Energia SA ............................... 25,436
35,000 Chubu Electric Power Co. Inc. ................... 363,110
20,000 E.ON SE ................................................... 233,242
5,000 EDP - Energias de Portugal SA , ADR ......... 248,450
165,000 Electric Power Development Co. Ltd. ......... 2,369,147
20,800 Electricite de France SA ............................ 196,367
205,000 Emera Inc. ............................................... 10,161,861
35,000 Enagas SA ................................................ 780,183
100,000 Endesa SA ................................................ 2,187,609
275,000 Enel SpA .................................................. 1,845,999
75,000 Equinor ASA ............................................. 2,821,493
560,000 Hera SpA ................................................. 2,072,847
25,000 Hokkaido Electric Power Co. Inc. ............... 99,392
8,000 Hokuriku Electric Power Co. ...................... 34,894
175,000 Huaneng Power International Inc. , ADR ..... 2,954,000
460,000 Iberdrola SA ............................................. 5,048,040
50,000 Iberdrola SA , ADR .................................... 2,183,000
365,000 Korea Electric Power Corp. , ADR † ............. 3,398,150
80,000 Kyushu Electric Power Co. Inc. ................. 536,882
28,000 Shikoku Electric Power Co. Inc. ................ 181,239
2,000 Snam SpA ................................................ 11,576
19,000 The Chugoku Electric Power Co. Inc. ......... 132,191
300,000 The Kansai Electric Power Co. Inc. ............ 2,831,444
134,000 Tohoku Electric Power Co. Inc. .................. 783,703
55,000 Tokyo Electric Power Co. Holdings Inc. † .... 182,068
41,682,323
Merchant Energy — 3 .9%
120,000 NRG Energy Inc. ....................................... 4,603,200
3,066,000 The AES Corp. .......................................... 78,888,180
83,491,380

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Natural Gas Integrated — 8 .5%
4,000 DT Midstream Inc. .................................... $ 217,040
492,000 Energy Transfer LP ................................... 5,505,480
88,500 Hess Corp. ............................................... 9,473,040
215,000 Kinder Morgan Inc. ................................... 4,065,650
1,661,500 National Fuel Gas Co. ................................ 114,145,050
501,000 ONEOK Inc. .............................................. 35,385,630
348,000 UGI Corp. ................................................. 12,604,560
181,396,450
Natural Gas Utilities — 6 .9%
74,000 Atmos Energy Corp. ................................. 8,842,260
92,000 CenterPoint Energy Inc. ............................ 2,818,880
32,000 Chesapeake Utilities Corp. ........................ 4,408,320
360,000 Corning Natural Gas Holding Corp. (a) ....... 8,721,000
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 3,710
25,000 Italgas SpA .............................................. 161,070
125,000 National Grid plc ....................................... 1,925,154
40,000 National Grid plc , ADR .............................. 3,074,800
14,000 New Jersey Resources Corp. .................... 642,040
435,000 Northwest Natural Holding Co. .................. 22,498,200
143,000 ONE Gas Inc. ............................................ 12,618,320
74,000 RGC Resources Inc. ................................. 1,582,120
140,000 South Jersey Industries Inc. ..................... 4,837,000
865,382 Southwest Gas Holdings Inc. .................... 67,750,757
113,000 Spire Inc. ................................................. 8,108,880
147,992,511
Natural Resources — 2 .2%
21,000 Alliance Resource Partners LP .................. 324,030
257,400 Cameco Corp. .......................................... 7,490,340
35,000 CNX Resources Corp. † ............................. 725,200
9,500 Diamondback Energy Inc. ......................... 1,302,260
5,000 EOG Resources Inc. .................................. 596,150
680,000 Mueller Industries Inc. .............................. 36,835,600
47,273,580
Oil — 0 .1%
27,000 BP plc , ADR ............................................. 793,800
38,500 Devon Energy Corp. .................................. 2,276,505
3,070,305
Services — 1 .4%
40,000 Dril-Quip Inc. † .......................................... 1,494,000
563,000 Enbridge Inc. ............................................ 25,948,670
15,000 Halliburton Co. ......................................... 568,050
34,000 MDU Resources Group Inc. ...................... 906,100
28,916,820
Water — 3 .7%
8,000 American States Water Co. ....................... 712,160
105,500 American Water Works Co. Inc. ................ 17,463,415
5,000 California Water Service Group ................. 296,400
Shares
Market
Value
8,000 Consolidated Water Co. Ltd. ...................... $ 88,480
461,000 Essential Utilities Inc. ............................... 23,570,930
9,000 Middlesex Water Co. ................................. 946,530
515,000 Severn Trent plc ....................................... 20,823,586
137,500 SJW Group .............................................. 9,567,250
87,000 The York Water Co. ................................... 3,912,390
50,000 United Utilities Group plc , ADR ................. 1,469,000
78,850,141
TOTAL ENERGY AND UTILITIES ................ 1,766,411,054
COMMUNICATIONS — 11 .5%
Business Services — 0 .1%
880,000 Clear Channel Outdoor Holdings Inc. † ....... 3,044,800
Cable and Satellite — 3 .6%
50,000 Altice USA Inc. , Cl. A † .............................. 624,000
32,000 Charter Communications Inc. , Cl. A † ......... 17,456,640
27,000 Cogeco Communications Inc. ................... 2,234,900
73,000 Cogeco Inc. .............................................. 4,500,932
36,000 Comcast Corp. , Cl. A ................................ 1,685,520
393,000 DISH Network Corp. , Cl. A † ...................... 12,438,450
300,000 EchoStar Corp. , Cl. A † .............................. 7,302,000
5,800 Liberty Broadband Corp. , Cl. C † ................ 784,856
344,366 Liberty Global plc , Cl. A † .......................... 8,784,777
535,000 Liberty Global plc , Cl. C † .......................... 13,861,850
135,000 Liberty Latin America Ltd. , Cl. A † .............. 1,309,500
61,483 Liberty Latin America Ltd. , Cl. C † .............. 589,622
95,000 Rogers Communications Inc. , Cl. B ........... 5,391,250
10,000 Shaw Communications Inc. , Cl. B ............. 310,400
38,000 TBS Holdings Inc. ..................................... 557,795
77,832,492
Telecommunications — 6 .9%
531,000 BCE Inc. ................................................... 29,449,260
80,000 Deutsche Telekom AG ............................... 1,498,482
565,000 Deutsche Telekom AG , ADR ...................... 10,520,300
1,448,000 Koninklijke KPN NV .................................. 5,034,615
470,000 Lumen Technologies Inc. .......................... 5,296,900
560,000 Nippon Telegraph & Telephone Corp. ........ 16,306,883
15,000 Orange Belgium SA .................................. 318,600
300,000 Orascom Investment Holding , GDR † ......... 7,800
260,000 Pharol SGPS SA † ..................................... 22,924
25,000 PLDT Inc. , ADR ........................................ 878,500
85,000 Proximus SA ............................................ 1,584,427
2,000 PT Indosat Tbk ......................................... 721
1,800,000 Singapore Telecommunications Ltd. .......... 3,506,105
160,000 Sistema PJSC FC , GDR ............................. 80,000
119,000 Swisscom AG , ADR .................................. 7,203,070
10,000 Tele2 AB , Cl. B .......................................... 151,344
100,000 Telecom Italia SpA , ADR ........................... 364,000
215,000 Telefonica Brasil SA , ADR ......................... 2,418,750
200,000 Telefonica Deutschland Holding AG ........... 546,266
300,000 Telefonica SA , ADR ................................... 1,440,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
1,000,000 Telekom Austria AG .................................. $ 7,743,750
337,000 Telenet Group Holding NV ......................... 10,893,399
540,000 Telephone and Data Systems Inc. .............. 10,195,200
120,000 Telesat Corp. † .......................................... 1,980,000
7,000 TELUS Corp. ............................................ 182,874
30,000 TIM SA , ADR ............................................ 435,000
1,365,251 VEON Ltd. , ADR † ..................................... 932,193
550,000 Verizon Communications Inc. ................... 28,017,000
147,008,363
Wireless Communications — 0 .9%
45,000 America Movil SAB de CV , Cl. L, ADR ........ 951,750
13,000 Anterix Inc. † ............................................ 752,700
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 32
20,000 Millicom International Cellular SA † ........... 504,200
22,000 Millicom International Cellular SA , SDR † ... 559,219
6,000 Mobile TeleSystems PJSC , ADR ................ 3,660
60,000 Operadora de Sites Mexicanos SA de CV ,
REIT ..................................................... 76,471
81,993 SK Telecom Co. Ltd. , ADR ........................ 2,101,481
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 213
275,000 Turkcell Iletisim Hizmetleri A/S , ADR ......... 1,069,750
305,000 United States Cellular Corp. † .................... 9,220,150
210,000 Vodafone Group plc , ADR ......................... 3,490,200
18,729,826
TOTAL COMMUNICATIONS ....................... 246,615,481
OTHER — 5 .1%
Aerospace — 0 .1%
2,942 Allied Motion Technologies Inc. ................. 87,789
1,350,000 Rolls-Royce Holdings plc † ........................ 1,792,935
1,880,724
Building and Construction — 0 .5%
11,500 Acciona SA .............................................. 2,207,246
19,500 Arcosa Inc. ............................................... 1,116,375
86,000 Johnson Controls International plc ............ 5,639,020
29,000 Vantage Towers AG .................................. 1,029,487
9,992,128
Business Services — 0.0%
59,169 Macquarie Infrastructure Holdings LLC ..... 220,700
10,000 Vectrus Inc. † ............................................ 358,600
579,300
Consumer Products — 0.0%
8,000 Essity AB , Cl. A ......................................... 189,739
Diversified Industrial — 0 .2%
1,000 Alstom SA ................................................ 23,530
Shares
Market
Value
45,000 Bouygues SA ............................................ $ 1,574,581
1,205 L.B. Foster Co. , Cl. A † ............................... 18,521
105,200 Twin Disc Inc. † ......................................... 1,750,528
3,367,160
Electronics — 0 .7%
32,500 Corning Inc. ............................................. 1,199,575
5,000 Keysight Technologies Inc. † ...................... 789,850
300 Roper Technologies Inc. ........................... 141,669
131,500 Sony Group Corp. , ADR ............................ 13,506,365
15,637,459
Entertainment — 0 .2%
347,000 Grupo Televisa SAB , ADR ......................... 4,059,900
Financial Services — 0 .5%
200 Alleghany Corp. † ...................................... 169,400
100,000 Kinnevik AB , Cl. A † ................................... 2,701,438
1,500,000 Orascom Financial Holding SAE † .............. 14,770
857,500 SDCL EDGE Acquisition Corp. † ................. 8,656,463
11,542,071
Health Care — 0.0%
12,000 Tsumura & Co. ......................................... 315,426
Machinery — 1 .3%
91,000 Astec Industries Inc. ................................. 3,913,000
62,465 Flowserve Corp. ....................................... 2,242,493
60,595 The Gorman-Rupp Co. .............................. 2,174,149
5,000 Valmont Industries Inc. ............................. 1,193,000
216,870 Xylem Inc. ................................................ 18,490,336
28,012,978
Metals and Mining — 0 .3%
73,000 Freeport-McMoRan Inc. ............................ 3,631,020
14,500 Vulcan Materials Co. ................................. 2,663,650
6,294,670
Transportation — 1 .3%
232,500 GATX Corp. .............................................. 28,674,225
TOTAL OTHER .......................................... 110,545,780
TOTAL COMMON STOCKS ........................ 2,123,572,315
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow † ................................. 233,000
MANDATORY CONVERTIBLE SECURITIES (b) — 0 .1%
ENERGY AND UTILITIES — 0 .1%
Natural Gas Utilities — 0 .1%
54,000 Corning Natural Gas Holding Corp. , Ser. B ,
4.800% , 09/30/26 (a) ............................. 1,539,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
RIGHTS — 0.0%
ENERGY AND UTILITIES — 0.0%
Global Utilities — 0.0%
20,800 Electricite de France SA , expire 04/06/22 † . $ 7,732
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .9%
$ 19,075,000 U.S. Treasury Bills,
0.365 % to 0.522% †† ,
06/09/22 to 06/30/22 ............................ 19,056,636
TOTAL INVESTMENTS — 100.0%
(Cost $ 1,010,710,510 ) .......................... $ 2,144,408,683
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt